Commitments, Collaborations and Contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments, Collaborations and Contingencies
Rent expense per year	$ 401,000
Rent expense under operating leases associated with new office leases	207,000	177,000	379,000	265,000	180,000
Future minimum lease payments
2013			410,000
2014			211,000
Total future minimum lease payments			$ 621,000